Inventory (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 23,705	$ 41,231
Finished goods	124,386	115,135	26,973
Inventory	30,744	156,366	$ 26,973
Less: inventory – current	(30,744)
Inventory – non-current	$ 117,347